Statutory and other information (Tables)	12 Months Ended
Dec. 31, 2017
Statutory and other information
Schedule of auditor's remuneration

	2017	2016	2015
	$m	$m	$m
Fees payable to PricewaterhouseCoopers LLP and its associates:
Group audit fee	3.0	–	–
Fees payable to PricewaterhouseCoopers LLP and its associates for other services:
The audit of subsidiaries pursuant to legislation	5.7	–	–
Attestation under s404 of Sarbanes-Oxley Act 2002	2.0	–	–
Audit-related assurance services	0.4	–	–
Tax compliance services	–	–	–
Other assurance services	–	–	–
Fees payable to PricewaterhouseCoopers LLP in respect of the Group’s pension schemes:
The audit of subsidiaries’ pension schemes	–	–	–
	11.1	–	–

	2017	2016	2015
	$m	$m	$m
Fees payable to KPMG LLP and its associates:
Group audit fee	–	2.8	3.2
Fees payable to KPMG LLP and its associates for other services:
The audit of subsidiaries pursuant to legislation	0.3	5.4	5.4
Attestation under s404 of Sarbanes-Oxley Act 2002	–	1.8	1.8
Audit-related assurance services	0.6	0.7	0.7
Tax compliance services	–	–	0.1
Other assurance services	0.8	0.2	0.5
Fees payable to KPMG LLP in respect of the Group’s pension schemes:
The audit of subsidiaries’ pension schemes	0.2	0.6	0.6
	1.9	11.5	12.3

Schedule of key management personnel compensation

	2017	2016	2015
	$’000	$’000	$’000
Short-term employee benefits	28,274	23,725	29,265
Post-employment benefits	2,469	2,407	2,636
Share-based payments	16,452	20,377	17,885
	47,195	46,509	49,786